Asset Purchase From Related Party	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Asset Purchase From Related Party

3. Asset Purchase From Related Party

In September 2014, the Company agreed to purchase substantially all of the assets of Potentia Pharmaceuticals, Inc. (“Potentia”), in exchange for 3,844,352 shares of common stock. In September 2015, the Company completed the acquisition and issued the shares, which the Company determined, with the assistance of a third-party specialist, to have a fair value of $26,486,000. As there were no integrated sets of activities and assets representing inputs and processes that would constitute a business under ASC 805, Business Combinations (“ASC 805”), the Company accounted for the transaction as an asset acquisition. In-process research and development expense of $26,486,000 was recognized in the Company’s consolidated statement of operations and comprehensive loss in 2015.

Certain officers and members of the Board of Directors of the Company are directors and significant stockholders of Potentia. Under the asset purchase agreement, the Company agreed to make certain vendor payments on Potentia’s behalf pending the closing of the transaction. The Company recognized expenses related to this arrangement of $874,427 for the year ended December 31, 2015.